CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited)

December 31, 2020

Security Description	Shares	Value
Common Stocks — 97.7%
Aerospace/Defense — 2.3%
General Dynamics Corp.	1,599	$237,963
L3Harris Technologies, Inc	1,269	239,866
Lockheed Martin Corp.	1,251	444,080
Northrop Grumman Corp.	1,454	443,063

Total Aerospace/Defense		1,364,972

Agriculture — 1.6%
Altria Group, Inc.	11,474	470,434
Philip Morris International, Inc.	5,650	467,764

Total Agriculture		938,198

Banks — 11.4%
Bank of New York Mellon Corp./The	12,357	524,431
Citigroup, Inc.	8,539	526,515
Citizens Financial Group, Inc.	16,367	585,284
Comerica, Inc.	5,270	294,382
Fifth Third Bancorp	20,366	561,491
Goldman Sachs Group, Inc/The	2,134	562,757
Huntington Bancshares, Inc./OH	38,044	480,496
JPMorgan Chase & Co.	4,352	553,009
KeyCorp	34,087	559,368
Morgan Stanley	8,634	591,688
Truist Financial Corp.	10,984	526,463
US Bancorp	11,774	548,551
Wells Fargo & Co.	18,434	556,338

Total Banks		6,870,773

Beverages — 0.8%
Constellation Brands, Inc. - Class A	2,161	473,367

Total Beverages		473,367

Biotechnology — 3.3%
Alexion Pharmaceuticals, Inc. *	3,913	611,367
Amgen, Inc.	1,982	455,701
Biogen, Inc. *	1,760	430,954
Gilead Sciences, Inc.	7,867	458,331

Total Biotechnology		1,956,353

Buildng Materials — 1.5%
Johnson Controls International Plc	9,784	455,837
Masco Corp.	7,975	438,067

Total Buildng Materials		893,904

Chemicals — 4.1%
CF Industries Holdings, Inc.	13,807	534,469
Dow, Inc.	9,126	506,493
Eastman Chemical Co.	4,952	496,587
FMC Corp.	4,375	502,819
PPG Industries, Inc.	3,051	440,015

Total Chemicals		2,480,383

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

December 31, 2020

Security Description	Shares	Value
Commerical Services — 2.0%
Booz Allen Hamilton Holding Corp. - Class A	5,268	$459,264
Equifax, Inc.	1,468	283,089
FleetCor Technologies, Inc. *	1,780	485,637

Total Commerical Services		1,227,990

Computers — 3.5%
Cognizant Technology Solutions Corp. - Class A	5,848	479,244
Fortinet, Inc. *	4,096	608,379
Hewlett Packard Enterprise Co.	40,478	479,664
Leidos Holdings, Inc.	5,110	537,163

Total Computers		2,104,450

Diversified Financial Services — 1.7%
CBOE Global Markets, Inc.	5,253	489,159
Synchrony Financial	16,003	555,464

Total Diversified Financial Services		1,044,623

Electric — 4.2%
Ameren Corp.	5,744	448,377
American Electric Power Co., Inc.	5,667	471,891
Avangrid, Inc.	4,917	223,478
CMS Energy Corp.	4,250	259,293
Consolidated Edison, Inc.	5,656	408,759
DTE Energy Co.	3,694	448,489
WEC Energy Group, Inc.	2,755	253,543

Total Electric		2,513,830

Electrical Components & Equipment — 0.9%
Emerson Electric Co.	6,383	513,002

Total Electrical Components & Equipment		513,002

Electronics — 1.6%
Fortive Corp.	6,404	453,531
Garmin Ltd.	4,354	521,000

Total Electronics		974,531

Food — 3.4%
Campbell Soup Co.	5,256	254,128
General Mills, Inc.	7,494	440,647
J M Smucker Co./The	3,854	445,522
Kroger Co./The	13,278	421,709
Tyson Foods, Inc. - Class A	7,565	487,489

Total Food		2,049,495

Forest Products & Paper — 0.7%
International Paper Co.	8,902	442,607

Total Forest Products & Paper		442,607

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

December 31, 2020

Security Description	Shares	Value
Health Care — 3.7%
Anthem, Inc.	1,366	$438,609
Centene Corp. *	3,716	223,071
Hologic, Inc. *	6,773	493,278
Humana, Inc.	583	239,187
UnitedHealth Group, Inc.	684	239,865
Universal Health Services, Inc. - Class B	4,078	560,725

Total Health Care		2,194,735

Home Builders — 1.1%
DR Horton, Inc.	6,478	446,464
Lennar Corp. - Class A	3,010	229,452

Total Home Builders		675,916

Household Products — 0.3%
Kimberly-Clark Corp.	1,502	202,515

Total Household Products		202,515

Insurance — 5.9%
Aflac, Inc.	11,892	528,837
Allstate Corp./The	4,716	518,430
Fidelity National Financial, Inc.	13,447	525,643
Principal Financial Group, Inc.	10,504	521,103
Prudential Financial, Inc.	6,449	503,473
Travelers Cos, Inc./The	3,428	481,188
Unum Group	19,617	450,014

Total Insurance		3,528,688

Internet — 4.7%
Alphabet, Inc. - Class A *	264	462,697
Booking Holdings, Inc. *	181	403,136
eBay, Inc.	8,972	450,843
Facebook, Inc. - Class A *	1,690	461,640
GoDaddy, Inc. - Class A *	6,599	547,387
Netflix, Inc. *	908	490,983

Total Internet		2,816,686

Machinery - Diversified — 0.8%
Dover Corp.	3,896	491,870

Total Machinery - Diversified		491,870

Media — 1.8%
DISH Network Corp. - Class A *	16,765	542,180
Fox Corp. - Class A	17,774	517,579

Total Media		1,059,759

Miscellaneous Manufacturing — 1.5%
3M Co.	2,649	463,019
Eaton Corp. Plc	3,851	462,659

Total Miscellaneous Manufacturing		925,678

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

December 31, 2020

Security Description	Shares	Value
Oil and Gas — 3.7%
Atmos Energy Corp.	2,454	$234,185
Chevron Corp.	5,580	471,231
Diamondback Energy, Inc.	10,916	528,334
EOG Resources, Inc.	9,541	475,810
Schlumberger NV	22,737	496,349

Total Oil and Gas		2,205,909

Pharmaceuticals — 6.6%
Bristol-Myers Squibb Co.	7,362	456,665
Cardinal Health, Inc.	8,678	464,794
Cigna Corp.	994	206,931
CVS Health Corp.	7,199	491,692
Eli Lilly and Co.	2,864	483,558
Johnson & Johnson	2,976	468,363
Merck & Co., Inc.	5,613	459,143
Pfizer, Inc.	11,809	434,689
Viatris, Inc. *	28,396	532,141

Total Pharmaceuticals		3,997,976

Pipelines — 1.6%
Kinder Morgan, Inc.	36,177	494,539
Williams Cos, Inc./The	24,302	487,255

Total Pipelines		981,794

Real Estate Investment Trusts (REITs) — 4.6%
CubeSmart	3,904	131,213
Duke Realty Corp.	5,857	234,104
Essex Property Trust, Inc.	1,001	237,657
Gaming and Leisure Properties, Inc.	5,912	250,657
Healthcare Trust of America, Inc. - Class A	8,638	237,891
Host Hotels & Resorts, Inc.	19,474	284,905
Kilroy Realty Corp.	4,015	230,461
Mid-America Apartment Communities, Inc.	1,859	235,517
National Retail Properties, Inc.	6,052	247,648
PS Business Parks, Inc.	1,714	227,739
Realty Income Corp	3,823	237,676
WP Carey, Inc.	3,198	225,715

Total Real Estate Investment Trusts (REITs)		2,781,183

Retail — 3.2%
Best Buy Co., Inc.	4,913	490,268
Dollar Tree, Inc. *	4,761	514,378
Lowe’s Cos, Inc.	2,981	478,480
O’Reilly Automotive, Inc. *	970	438,993

Total Retail		1,922,119

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

December 31, 2020

Security Description	Shares	Value
Semiconductors — 4.5%
Applied Materials, Inc.	6,191	$534,283
Broadcom, Inc.	589	257,894
Intel Corp.	10,217	509,011
KLA Corp.	1,100	284,801
Micron Technology, Inc. *	7,398	556,182
Skyworks Solutions, Inc.	3,490	533,551

Total Semiconductors		2,675,722

Software — 5.9%
Cerner Corp.	5,969	468,447
Citrix Systems, Inc.	4,095	532,759
Electronic Arts, Inc.	3,813	547,547
Oracle Corp.	7,684	497,078
SS&C Technologies Holdings, Inc.	7,131	518,780
Take-Two Interactive Software, Inc. *	2,650	550,643
VMware, Inc. - Class A *	3,099	434,666

Total Software		3,549,920

Telecommunications — 2.4%
AT&T, Inc.	16,528	475,345
Cisco Systems, Inc.	11,066	495,203
Verizon Communications, Inc.	7,813	459,014

Total Telecommunications		1,429,562

Transportation — 2.4%
CSX Corp.	5,537	502,483
FedEx Corp.	1,714	444,989
Union Pacific Corp.	2,324	483,903

Total Transportation		1,431,375

Total Common Stocks (Cost — $53,412,041)		$58,719,885

Short Term Investment — 2.2%
First American Government Obligations Fund - Class X - 0.04% (a)	1,352,972	1,352,972

Total Short Term Investment (Cost — $1,352,972)		$1,352,972

Total Investments — 99.9% (Cost — $54,765,013)		60,072,857
Other Assets in Excess of Liabilities — 0.1%		59,355

Total Net Assets — 100.0%		$60,132,212

*	Non-income producing security.
(a)	The rate reported is the annualized seven-day yield at period end.

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

December 31, 2020

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 -

quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -

observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of December 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$58,719,885	$—	$—	$58,719,885
Short-Term Investment	1,352,972	—	—	1,352,972

Total	$60,072,857	$—	$—	$60,072,857

See the Schedule of Investments for further detail of investment classifications.